CASH FLOW INFORMATION - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	$ 60,305	$ 67,874
Changes in cash flows	(5,148)	(5,792)
Foreign exchange adjustments	484	(2,524)
Acquisition lease	177	851
Other changes	(1)	(15)
Remeasurement	1	(89)
Balance at December 31	55,818	60,305
Interest -bearing loans and borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	57,731	65,387
Changes in cash flows	(4,457)	(5,176)
Foreign exchange adjustments	463	(2,480)
Acquisition lease	0	0
Other changes	0	0
Remeasurement	0	0
Balance at December 31	53,737	57,731
Lease liabilities
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	2,574	2,487
Changes in cash flows	(691)	(616)
Foreign exchange adjustments	21	(44)
Acquisition lease	177	851
Other changes	(1)	(15)
Remeasurement	1	(89)
Balance at December 31	$ 2,081	$ 2,574